Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net loss for basic earnings per share			$ (7,147,083)	$ (3,245,383)
Less change in fair value of warrant liability				1,541,241
Net loss for diluted earnings per share			$ (7,147,083)	$ (4,786,624)
Denominator:
Weighted-average basic common shares outstanding	8,734,897	5,472,449	6,144,237	3,481,460
Assumed conversion of dilutive securities:
Common stock purchase warrants				102,127
Denominator for diluted earnings per share - adjusted weighted-average shares			6,144,237	3,583,387
Basic net loss per share	$ (0.27)	$ (0.32)	$ (1.16)	$ (0.93)
Diluted net loss per share	$ (0.27)	$ (0.32)	$ (1.16)	$ (1.34)